UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity®

Magellan®

Fund

Annual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Magellan® Fund	14.98%	12.13%	6.36%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund, a class of the fund, on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks closed slightly off their all-time high for the 12 months ending March 31, 2015, supported by the relative strength of the U.S. economy and dollar, and the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.73%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® gained 18.12%, while the small-cap Russell 2000® Index advanced 8.21%, rallying after earlier weakness due to growth and valuation worries. Among S&P 500® sectors, all except one notched a gain. Health care (+26%) led the way, driven by strong product innovation. Consumer discretionary (+18%) and consumer staples (+17%) each benefited from rising personal spending. Information technology (+18%) also stood out, led by the 32% rise of hardware & equipment stocks. Energy (-11%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning in mid-2014, due to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about the global economy and unrest in Syria, Iraq and Ukraine, and it rose again in December because of a more modest market decline. Still, the S&P® finished the period well above its mid-October nadir, bolstered by a six-year low in U.S. unemployment and rebounding consumer confidence.

Comments from Portfolio Manager Jeffrey Feingold: For the year, the fund's share classes handily topped the S&P 500® Index. (For specific class-level results, please see the performance section of this report.) Versus the benchmark, stock choices provided a strong boost overall, led by the pharmaceuticals, biotechnology & life sciences industry within the health care sector. Here, I made a good call in overweighting Actavis, as shares of the Dublin-based firm gained about 45%. In energy, it helped to largely avoid and eventually sell integrated oil & gas firm Exxon Mobil, which was our largest relative contributor. My choices in software & services helped, especially social-media firm Facebook. The stock spiked in July and continued upward through period end, which prompted me to reduce our exposure to take profits. Conversely, Google was our second-biggest holding (combining its Class A and Class C shares) and also the largest relative detractor the past year, as the company put up third-quarter financial results that weren't very good. The fund remained meaningfully overweighted in Google, but the magnitude of our outsized exposure was reduced by about half since this time last year. In energy, non-benchmark stakes in oil-services firm Oceaneering International and EP Energy Group detracted. EP Energy was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Magellan	.79%
Actual		$ 1,000.00	$ 1,081.40	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Class K	.70%
Actual		$ 1,000.00	$ 1,081.80	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	4.0
JPMorgan Chase & Co.	2.2	3.1
Berkshire Hathaway, Inc. Class B	1.9	2.0
Facebook, Inc. Class A	1.9	1.6
Bank of America Corp.	1.8	2.5
Actavis PLC	1.7	1.1
Citigroup, Inc.	1.7	1.4
Johnson & Johnson	1.7	0.0
Medtronic PLC	1.6	0.7
BlackRock, Inc. Class A	1.5	1.5
	20.2
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.9	22.6
Health Care	17.9	14.8
Financials	17.6	18.4
Consumer Discretionary	14.3	13.5
Industrials	8.9	8.8
Asset Allocation (% of fund's net assets)
As of March 31, 2015 *		As of September 30, 2014 **
	Stocks 98.9%		Stocks 98.3%
	Convertible Securities 0.6%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	10.0%	** Foreign investments	9.0%

Annual Report

Investments March 31, 2015

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	117,200	$ 22,124
Diversified Consumer Services - 1.3%
2U, Inc.	550,000	14,069
H&R Block, Inc.	2,588,700	83,020
LifeLock, Inc. (a)	2,947,202	41,585
Service Corp. International	3,259,200	84,902
		223,576
Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc.	459,668	28,297
Buffalo Wild Wings, Inc. (a)	160,689	29,123
Chipotle Mexican Grill, Inc. (a)	153,800	100,053
Domino's Pizza, Inc.	1,004,300	100,982
Habit Restaurants, Inc. Class A	9,500	305
Hilton Worldwide Holdings, Inc. (a)	740,600	21,937
Las Vegas Sands Corp.	1,764,300	97,107
Papa John's International, Inc.	269,800	16,676
Starbucks Corp.	1,654,900	156,719
		551,199
Household Durables - 0.4%
GoPro, Inc. Class A (d)	776,300	33,699
Leggett & Platt, Inc.	510,100	23,511
		57,210
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	579,800	215,744
Groupon, Inc. Class A (a)	4,616,300	33,284
Priceline Group, Inc. (a)	64,300	74,855
		323,883
Leisure Products - 0.4%
Polaris Industries, Inc.	493,500	69,633
Media - 1.9%
Comcast Corp. Class A	3,310,400	186,938
Lions Gate Entertainment Corp. (d)	2,231,700	75,699
Starz Series A (a)	542,400	18,664
The Walt Disney Co.	347,700	36,470
		317,771
Specialty Retail - 2.9%
Home Depot, Inc.	1,956,700	222,301
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
L Brands, Inc.	1,321,400	$ 124,595
TJX Companies, Inc.	1,863,700	130,552
		477,448
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	1,128,900	46,770
Kate Spade & Co. (a)	1,336,000	44,609
NIKE, Inc. Class B	1,335,100	133,951
VF Corp.	1,543,520	116,242
		341,572
TOTAL CONSUMER DISCRETIONARY		2,384,416
CONSUMER STAPLES - 6.7%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	472,460	57,718
Molson Coors Brewing Co. Class B	726,800	54,110
Monster Beverage Corp. (a)	766,600	106,094
		217,922
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	631,400	95,654
CVS Health Corp.	1,849,372	190,874
Kroger Co.	1,547,400	118,624
Sprouts Farmers Market LLC (a)	825,100	29,068
		434,220
Food Products - 2.5%
Keurig Green Mountain, Inc.	1,379,900	154,176
Mead Johnson Nutrition Co. Class A	977,400	98,258
Mondelez International, Inc.	4,414,700	159,327
		411,761
Household Products - 0.0%
Energizer Holdings, Inc.	24,400	3,368
Personal Products - 0.3%
Herbalife Ltd.	1,296,300	55,430
TOTAL CONSUMER STAPLES		1,122,701
ENERGY - 5.0%
Energy Equipment & Services - 1.5%
Halliburton Co.	1,789,900	78,541
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	315,700	$ 17,026
Schlumberger Ltd.	1,857,300	154,973
		250,540
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	1,008,200	83,489
Cabot Oil & Gas Corp.	1,802,136	53,217
Chevron Corp.	208,700	21,909
Cimarex Energy Co.	253,900	29,221
ConocoPhillips Co.	1,137,600	70,827
EOG Resources, Inc.	1,179,000	108,103
Marathon Petroleum Corp.	645,400	66,083
Noble Energy, Inc.	661,000	32,323
Phillips 66 Co.	797,400	62,676
Phillips 66 Partners LP	260,300	18,395
Suncor Energy, Inc.	1,472,900	43,040
		589,283
TOTAL ENERGY		839,823
FINANCIALS - 17.6%
Banks - 7.3%
Bank of America Corp.	19,284,900	296,795
Citigroup, Inc.	5,437,416	280,136
JPMorgan Chase & Co.	6,042,098	366,030
U.S. Bancorp	1,272,659	55,577
Wells Fargo & Co.	4,074,855	221,672
		1,220,210
Capital Markets - 4.2%
BlackRock, Inc. Class A	711,400	260,259
Charles Schwab Corp.	1,535,468	46,740
KKR & Co. LP	1,597,669	36,443
Morgan Stanley	3,572,668	127,509
TD Ameritrade Holding Corp.	498,176	18,562
The Blackstone Group LP	5,640,100	219,343
		708,856
Consumer Finance - 1.0%
Capital One Financial Corp.	2,135,300	168,304
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	2,252,766	325,119
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.3%
American International Group, Inc.	510,300	$ 27,959
MetLife, Inc.	1,507,621	76,210
The Chubb Corp.	1,042,200	105,366
		209,535
Real Estate Investment Trusts - 1.7%
American Tower Corp.	2,753,061	259,201
Public Storage	133,000	26,220
		285,421
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (e)(f)(g)	500,000	11,911
RREF CMBS AIV, LP (e)(f)(g)(i)	500,000	22,633
RREF Midtown Colony REIT, Inc (a)(e)(f)(g)(h)	500,000	3,642
		38,186
TOTAL FINANCIALS		2,955,631
HEALTH CARE - 17.9%
Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (a)	407,760	70,665
Alkermes PLC (a)	540,013	32,925
Alnylam Pharmaceuticals, Inc. (a)	204,371	21,340
Amgen, Inc.	1,206,777	192,903
Amicus Therapeutics, Inc. (a)	562,204	6,117
Biogen, Inc. (a)	473,504	199,932
BioMarin Pharmaceutical, Inc. (a)	696,600	86,810
bluebird bio, Inc. (a)	208,773	25,214
Celgene Corp. (a)	338,100	38,976
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc. (a)	980,700	96,236
Intercept Pharmaceuticals, Inc. (a)	24,400	6,881
Medivation, Inc. (a)	184,000	23,749
Regeneron Pharmaceuticals, Inc. (a)	161,900	73,095
Vertex Pharmaceuticals, Inc. (a)	909,700	107,317
		982,160
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	7,765,500	137,838
Medtronic PLC	3,501,452	273,078
Steris Corp.	512,800	36,034
		446,950
Health Care Providers & Services - 2.0%
Cigna Corp.	413,800	53,562
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita HealthCare Partners, Inc. (a)	687,628	$ 55,890
McKesson Corp.	967,000	218,735
		328,187
Health Care Technology - 0.1%
athenahealth, Inc. (a)(d)	201,100	24,009
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	854,400	35,500
Bruker Corp. (a)	5,191,462	95,886
Illumina, Inc. (a)	134,300	24,931
		156,317
Pharmaceuticals - 6.3%
AbbVie, Inc.	310,300	18,165
Actavis PLC (a)	957,661	285,019
Bristol-Myers Squibb Co.	2,778,500	179,213
Jazz Pharmaceuticals PLC (a)	192,300	33,228
Johnson & Johnson	2,777,800	279,447
Mallinckrodt PLC (a)	642,800	81,411
Shire PLC sponsored ADR	340,200	81,406
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,713,100	106,726
		1,064,615
TOTAL HEALTH CARE		3,002,238
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.4%
Huntington Ingalls Industries, Inc.	352,333	49,379
Northrop Grumman Corp.	504,800	81,253
Raytheon Co.	455,800	49,796
United Technologies Corp.	1,838,600	215,484
		395,912
Air Freight & Logistics - 1.1%
FedEx Corp.	1,080,500	178,769
Airlines - 1.6%
American Airlines Group, Inc.	1,178,200	62,185
Delta Air Lines, Inc.	1,894,200	85,163
JetBlue Airways Corp. (a)(d)	2,739,400	52,733
Southwest Airlines Co.	722,300	31,998
Spirit Airlines, Inc. (a)	572,100	44,258
		276,337
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
A.O. Smith Corp.	551,300	$ 36,198
Commercial Services & Supplies - 0.3%
ADT Corp. (d)	1,223,800	50,812
Electrical Equipment - 0.2%
Acuity Brands, Inc.	140,800	23,677
Babcock & Wilcox Co.	198,646	6,375
		30,052
Industrial Conglomerates - 0.8%
Danaher Corp.	1,522,800	129,286
Machinery - 2.0%
Deere & Co.	2,034,800	178,432
Illinois Tool Works, Inc.	1,185,700	115,179
Manitowoc Co., Inc. (d)	1,991,405	42,935
		336,546
Professional Services - 0.3%
Towers Watson & Co.	316,837	41,881
WageWorks, Inc. (a)	122,500	6,533
		48,414
TOTAL INDUSTRIALS		1,482,326
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 2.1%
Harris Corp.	1,270,800	100,088
Juniper Networks, Inc.	2,281,500	51,516
QUALCOMM, Inc.	2,860,400	198,340
		349,944
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	893,000	63,957
Internet Software & Services - 6.9%
Alibaba Group Holding Ltd. sponsored ADR	892,200	74,267
Criteo SA sponsored ADR (a)	408,800	16,148
Facebook, Inc. Class A (a)	3,913,400	321,740
Google, Inc.:
Class A (a)	444,016	246,296
Class C (a)	447,314	245,128
Rackspace Hosting, Inc. (a)	2,363,800	121,948
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	100	$ 2
Twitter, Inc. (a)	2,684,000	134,415
		1,159,944
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	1,356,918	84,658
Fiserv, Inc. (a)	760,800	60,408
MasterCard, Inc. Class A	2,148,500	185,609
Maximus, Inc.	1,121,400	74,865
Visa, Inc. Class A	3,344,000	218,731
		624,271
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp. Class A	695,900	30,129
Intersil Corp. Class A	2,773,300	39,714
		69,843
Software - 5.0%
Adobe Systems, Inc. (a)	1,809,700	133,809
DocuSign, Inc. (a)(f)	16,185	205
HubSpot, Inc.	667,711	23,978
Intuit, Inc.	1,125,200	109,099
Microsoft Corp.	1,663,100	67,613
Mobileye NV (a)	35	1
Progress Software Corp. (a)	833,147	22,637
Rovi Corp. (a)	2,415,200	43,981
salesforce.com, Inc. (a)	3,014,605	201,406
SS&C Technologies Holdings, Inc.	816,239	50,852
Symantec Corp.	2,465,700	57,611
Synopsys, Inc. (a)	1,401,800	64,931
Tableau Software, Inc. (a)	708,100	65,513
Xero Ltd. (a)	4	0 *
		841,636
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	5,645,413	702,462
Hewlett-Packard Co.	3,252,800	101,357
		803,819
TOTAL INFORMATION TECHNOLOGY		3,913,414
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.9%
Chemicals - 4.6%
Ashland, Inc.	39,800	$ 5,067
CF Industries Holdings, Inc.	794,600	225,412
E.I. du Pont de Nemours & Co.	1,418,700	101,394
Ecolab, Inc.	1,008,800	115,387
LyondellBasell Industries NV Class A	1,424,219	125,046
Monsanto Co.	1,049,284	118,086
Potash Corp. of Saskatchewan, Inc. (d)	2,382,000	76,789
		767,181
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	727,200	46,904
TOTAL MATERIALS		814,085
UTILITIES - 0.3%
Multi-Utilities - 0.3%
NiSource, Inc.	1,072,300	47,353
TOTAL COMMON STOCKS (Cost $12,158,302)		16,561,987
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(f)	12,145,838	14,696
Series G, 8.00% (f)	3,847,486	4,655
		19,351
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Meituan Corp. Series D (f)	1,581,852	10,000
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (f)	966,928	32,216
IT Services - 0.1%
Nutanix, Inc. Series E (f)	462,283	6,389
Software - 0.2%
Cloudflare, Inc. Series D (f)	571,642	3,413
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
DocuSign, Inc.:
Series B (a)(f)	7,510	$ 95
Series B-1 (a)(f)	2,249	29
Series D (a)(f)	2,376,438	30,157
Series E (a)(f)	139,427	1,769
		35,463
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(f)	306,060	4,839
TOTAL INFORMATION TECHNOLOGY		78,907
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $65,847)		108,258
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.14% (b)	123,464,340	123,464
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	126,290,368	126,290
TOTAL MONEY MARKET FUNDS (Cost $249,754)		249,754
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $12,473,903)		16,919,999
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(168,767)
NET ASSETS - 100%		$ 16,751,232
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,649,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14	$ 3,502
DocuSign, Inc.	10/21/13	$ 90
DocuSign, Inc. Series B	3/3/14	$ 99
DocuSign, Inc. Series B-1	3/3/14	$ 30
Security	Acquisition Date	Acquisition Cost (000s)
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$ 11,071
DocuSign, Inc. Series E	3/3/14	$ 1,831
Meituan Corp. Series D	1/26/15	$ 10,000
Nutanix, Inc. Series E	8/26/14	$ 6,193
Pure Storage, Inc. Series E	8/22/13	$ 2,121
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
Roku, Inc. Series F, 8.00%	5/7/13	$ 11,000
Roku, Inc. Series G, 8.00%	10/1/14	$ 5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 15,000
(g) Affiliated company
(h) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
(i) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 158
Fidelity Securities Lending Cash Central Fund	1,353
Total	$ 1,511
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate Amounts in thousands	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	24,313	-	-	10,263	11,911
RREF CMBS AIV, LP	20,125	-	-	5,656	22,633
RREF Midtown Colony REIT, Inc.	1,447	-	-	-	3,642
Total	$ 45,885	$ -	$ -	$ 15,919	$ 38,186
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,403,767	$ 2,384,416	$ -	$ 19,351
Consumer Staples	1,122,701	1,064,983	57,718	-
Energy	839,823	839,823	-	-
Financials	2,955,631	2,917,445	-	38,186
Health Care	3,002,238	3,002,238	-	-
Industrials	1,492,326	1,482,326	-	10,000
Information Technology	3,992,321	3,889,229	23,980	79,112
Materials	814,085	814,085	-	-
Utilities	47,353	47,353	-	-
Money Market Funds	249,754	249,754	-	-
Total Investments in Securities:	$ 16,919,999	$ 16,691,652	$ 81,698	$ 146,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2015

Assets
Investment in securities, at value (including securities loaned of $123,485) - See accompanying schedule: Unaffiliated issuers (cost $12,191,904)	$ 16,632,059
Fidelity Central Funds (cost $249,754)	249,754
Other affiliated issuers (cost $32,245)	38,186
Total Investments (cost $12,473,903)		$ 16,919,999
Receivable for investments sold		88,348
Receivable for fund shares sold		2,066
Dividends receivable		11,281
Distributions receivable from Fidelity Central Funds		61
Prepaid expenses		17
Other receivables		1,811
Total assets		17,023,583

Liabilities
Payable for investments purchased	$ 123,372
Payable for fund shares redeemed	9,180
Accrued management fee	8,890
Other affiliated payables	1,981
Other payables and accrued expenses	2,638
Collateral on securities loaned, at value	126,290
Total liabilities		272,351

Net Assets		$ 16,751,232
Net Assets consist of:
Paid in capital		$ 11,797,691
Undistributed net investment income		29,900
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		478,336
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,445,305
Net Assets		$ 16,751,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2015

Magellan: Net Asset Value, offering price and redemption price per share ($14,223,656 ÷ 149,491 shares)	$ 95.15

Class K: Net Asset Value, offering price and redemption price per share ($2,527,576 ÷ 26,594 shares)	$ 95.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended March 31, 2015

Investment Income
Dividends (including $15,919 earned from other affiliated issuers)		$ 244,784
Income from Fidelity Central Funds		1,511
Total income		246,295

Expenses
Management fee Basic fee	$ 89,953
Performance adjustment	(4,796)
Transfer agent fees	21,326
Accounting and security lending fees	1,566
Custodian fees and expenses	245
Independent trustees' compensation	73
Appreciation in deferred trustee compensation account	7
Registration fees	80
Audit	202
Legal	64
Miscellaneous	118
Total expenses before reductions	108,838
Expense reductions	(454)	108,384
Net investment income (loss)		137,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,537,594
Other affiliated issuers	2,546
Foreign currency transactions	(129)
Total net realized gain (loss)		1,540,011
Change in net unrealized appreciation (depreciation) on: Investment securities	609,091
Assets and liabilities in foreign currencies	(32)
Total change in net unrealized appreciation (depreciation)		609,059
Net gain (loss)		2,149,070
Net increase (decrease) in net assets resulting from operations		$ 2,286,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 137,911	$ 143,506
Net realized gain (loss)	1,540,011	1,945,264
Change in net unrealized appreciation (depreciation)	609,059	1,520,213
Net increase (decrease) in net assets resulting from operations	2,286,981	3,608,983
Distributions to shareholders from net investment income	(121,920)	(115,663)
Distributions to shareholders from net realized gain	(1,936,659)	(976,496)
Total distributions	(2,058,579)	(1,092,159)
Share transactions - net increase (decrease)	417,058	(1,176,730)
Total increase (decrease) in net assets	645,460	1,340,094

Net Assets
Beginning of period	16,105,772	14,765,678
End of period (including undistributed net investment income of $29,900 and undistributed net investment income of $29,022, respectively)	$ 16,751,232	$ 16,105,772

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 94.25	$ 79.96	$ 73.30	$ 75.56	$ 67.56
Income from Investment Operations
Net investment income (loss) B	.77	.81	.93	.47	.56E
Net realized and unrealized gain (loss)	12.27	20.00	6.75	(2.30)	8.05
Total from investment operations	13.04	20.81	7.68	(1.83)	8.61
Distributions from net investment income	(.71)	(.67)	(1.00)	(.41)	(.54)
Distributions from net realized gain	(11.43)	(5.85)	(.02)	(.02)	(.07)
Total distributions	(12.14)	(6.52)	(1.02)	(.43)	(.61)
Net asset value, end of period	$ 95.15	$ 94.25	$ 79.96	$ 73.30	$ 75.56
Total ReturnA	14.98%	26.50%	10.63%	(2.36)%	12.82%
Ratios to Average Net Assets C, F
Expenses before reductions	.68%	.50%	.47%	.54%	.60%
Expenses net of fee waivers, if any	.68%	.50%	.47%	.54%	.60%
Expenses net of all reductions	.68%	.50%	.46%	.53%	.59%
Net investment income (loss)	.83%	.92%	1.27%	.69%	.83% E
Supplemental Data
Net assets, end of period (in millions)	$ 14,224	$ 13,521	$ 12,341	$ 13,665	$ 19,398
Portfolio turnover rateD	71%	77%	88%	99%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 94.16	$ 79.89	$ 73.24	$ 75.51	$ 67.53
Income from Investment Operations
Net investment income (loss) B	.86	.90	1.02	.56	.65E
Net realized and unrealized gain (loss)	12.25	19.99	6.75	(2.30)	8.04
Total from investment operations	13.11	20.89	7.77	(1.74)	8.69
Distributions from net investment income	(.80)	(.77)	(1.10)	(.50)	(.64)
Distributions from net realized gain	(11.43)	(5.85)	(.02)	(.02)	(.07)
Total distributions	(12.23)	(6.62)	(1.12)	(.53)G	(.71)
Net asset value, end of period	$ 95.04	$ 94.16	$ 79.89	$ 73.24	$ 75.51
Total ReturnA	15.08%	26.63%	10.77%	(2.23)%	12.97%
Ratios to Average Net Assets C, F
Expenses before reductions	.58%	.39%	.35%	.42%	.46%
Expenses net of fee waivers, if any	.58%	.39%	.35%	.42%	.46%
Expenses net of all reductions	.58%	.39%	.34%	.41%	.46%
Net investment income (loss)	.93%	1.02%	1.40%	.82%	.97%E
Supplemental Data
Net assets, end of period (in millions)	$ 2,528	$ 2,585	$ 2,424	$ 2,814	$ 3,483
Portfolio turnover rateD	71%	77%	88%	99%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,609,701
Gross unrealized depreciation	(188,152)
Net unrealized appreciation (depreciation) on securities	$ 4,421,549

Tax Cost	$ 12,497,672

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 31,651
Undistributed long-term capital gain	$ 502,105
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,421,535

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	March 31, 2015	March 31, 2014
Ordinary Income	$ 469,659	$ 519,879
Long-term Capital Gains	1,588,920	572,280
Total	$ 2,058,579	$ 1,092,159

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,468,271 and $12,926,050, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Magellan	$ 20,125.15
Class K	1,201.05
	$ 21,326

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $154 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $40.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,353, including $24 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $407 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Magellan expenses during the period in the amount of $47.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2015	2014
From net investment income
Magellan	$ 101,258	$ 94,191
Class K	20,662	21,472
Total	$ 121,920	$ 115,663
From net realized gain
Magellan	$ 1,635,834	$ 814,542
Class K	300,825	161,954
Total	$ 1,936,659	$ 976,496

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Magellan
Shares sold	3,485	3,294	$ 325,502	$ 293,533
Reinvestment of distributions	18,364	9,695	1,658,869	866,714
Shares redeemed	(15,820)	(23,873)	(1,472,450)	(2,081,525)
Net increase (decrease)	6,029	(10,884)	$ 511,921	$ (921,278)
Class K
Shares sold	2,843	2,046	$ 265,021	$ 182,347
Reinvestment of distributions	3,568	2,055	321,487	183,425
Shares redeemed	(7,268)	(6,998)	(681,371)	(621,224)
Net increase (decrease)	(857)	(2,897)	$ (94,863)	$ (255,452)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2015 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 15, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 171 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014), a Director of FMR (investment adviser firm, 2007-2014), and a Director of FMR Co., Inc. (investment adviser firm, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (Japan) Limited (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), Pyramis Global Advisors, LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Magellan	05/18/15	05/15/15	$0.180	$2.878

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2015, $1,474,522,018 or, if subsequently determined to be different, the net capital gain of such year.

Magellan designates 13% and 99% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividend-received deduction for corporate shareholders.

Magellan designates 14% and 100% of the dividends distributed in May and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

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MAG-UANN-0515
1.927080.104

Fidelity®

Magellan®

Fund -

Class K

Annual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class K A	15.08%	12.26%	6.46%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Magellan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund - Class K on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks closed slightly off their all-time high for the 12 months ending March 31, 2015, supported by the relative strength of the U.S. economy and dollar, and the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.73%. Growth stocks in the index outperformed value-oriented names. The tech-heavy Nasdaq Composite Index® gained 18.12%, while the small-cap Russell 2000® Index advanced 8.21%, rallying after earlier weakness due to growth and valuation worries. Among S&P 500® sectors, all except one notched a gain. Health care (+26%) led the way, driven by strong product innovation. Consumer discretionary (+18%) and consumer staples (+17%) each benefited from rising personal spending. Information technology (+18%) also stood out, led by the 32% rise of hardware & equipment stocks. Energy (-11%) was the sole sector to lose ground, reflecting a sharp drop in crude prices beginning in mid-2014, due to weaker global demand and a U.S. supply boom. Volatility spiked to a three-year high in October amid concerns about the global economy and unrest in Syria, Iraq and Ukraine, and it rose again in December because of a more modest market decline. Still, the S&P® finished the period well above its mid-October nadir, bolstered by a six-year low in U.S. unemployment and rebounding consumer confidence.

Comments from Portfolio Manager Jeffrey Feingold: For the year, the fund's share classes handily topped the S&P 500® Index. (For specific class-level results, please see the performance section of this report.) Versus the benchmark, stock choices provided a strong boost overall, led by the pharmaceuticals, biotechnology & life sciences industry within the health care sector. Here, I made a good call in overweighting Actavis, as shares of the Dublin-based firm gained about 45%. In energy, it helped to largely avoid and eventually sell integrated oil & gas firm Exxon Mobil, which was our largest relative contributor. My choices in software & services helped, especially social-media firm Facebook. The stock spiked in July and continued upward through period end, which prompted me to reduce our exposure to take profits. Conversely, Google was our second-biggest holding (combining its Class A and Class C shares) and also the largest relative detractor the past year, as the company put up third-quarter financial results that weren't very good. The fund remained meaningfully overweighted in Google, but the magnitude of our outsized exposure was reduced by about half since this time last year. In energy, non-benchmark stakes in oil-services firm Oceaneering International and EP Energy Group detracted. EP Energy was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Magellan	.79%
Actual		$ 1,000.00	$ 1,081.40	$ 4.10
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Class K	.70%
Actual		$ 1,000.00	$ 1,081.80	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.2	4.0
JPMorgan Chase & Co.	2.2	3.1
Berkshire Hathaway, Inc. Class B	1.9	2.0
Facebook, Inc. Class A	1.9	1.6
Bank of America Corp.	1.8	2.5
Actavis PLC	1.7	1.1
Citigroup, Inc.	1.7	1.4
Johnson & Johnson	1.7	0.0
Medtronic PLC	1.6	0.7
BlackRock, Inc. Class A	1.5	1.5
	20.2
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.9	22.6
Health Care	17.9	14.8
Financials	17.6	18.4
Consumer Discretionary	14.3	13.5
Industrials	8.9	8.8
Asset Allocation (% of fund's net assets)
As of March 31, 2015 *		As of September 30, 2014 **
	Stocks 98.9%		Stocks 98.3%
	Convertible Securities 0.6%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	10.0%	** Foreign investments	9.0%

Annual Report

Investments March 31, 2015

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Automobiles - 0.1%
Tesla Motors, Inc. (a)	117,200	$ 22,124
Diversified Consumer Services - 1.3%
2U, Inc.	550,000	14,069
H&R Block, Inc.	2,588,700	83,020
LifeLock, Inc. (a)	2,947,202	41,585
Service Corp. International	3,259,200	84,902
		223,576
Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc.	459,668	28,297
Buffalo Wild Wings, Inc. (a)	160,689	29,123
Chipotle Mexican Grill, Inc. (a)	153,800	100,053
Domino's Pizza, Inc.	1,004,300	100,982
Habit Restaurants, Inc. Class A	9,500	305
Hilton Worldwide Holdings, Inc. (a)	740,600	21,937
Las Vegas Sands Corp.	1,764,300	97,107
Papa John's International, Inc.	269,800	16,676
Starbucks Corp.	1,654,900	156,719
		551,199
Household Durables - 0.4%
GoPro, Inc. Class A (d)	776,300	33,699
Leggett & Platt, Inc.	510,100	23,511
		57,210
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	579,800	215,744
Groupon, Inc. Class A (a)	4,616,300	33,284
Priceline Group, Inc. (a)	64,300	74,855
		323,883
Leisure Products - 0.4%
Polaris Industries, Inc.	493,500	69,633
Media - 1.9%
Comcast Corp. Class A	3,310,400	186,938
Lions Gate Entertainment Corp. (d)	2,231,700	75,699
Starz Series A (a)	542,400	18,664
The Walt Disney Co.	347,700	36,470
		317,771
Specialty Retail - 2.9%
Home Depot, Inc.	1,956,700	222,301
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
L Brands, Inc.	1,321,400	$ 124,595
TJX Companies, Inc.	1,863,700	130,552
		477,448
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	1,128,900	46,770
Kate Spade & Co. (a)	1,336,000	44,609
NIKE, Inc. Class B	1,335,100	133,951
VF Corp.	1,543,520	116,242
		341,572
TOTAL CONSUMER DISCRETIONARY		2,384,416
CONSUMER STAPLES - 6.7%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	472,460	57,718
Molson Coors Brewing Co. Class B	726,800	54,110
Monster Beverage Corp. (a)	766,600	106,094
		217,922
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	631,400	95,654
CVS Health Corp.	1,849,372	190,874
Kroger Co.	1,547,400	118,624
Sprouts Farmers Market LLC (a)	825,100	29,068
		434,220
Food Products - 2.5%
Keurig Green Mountain, Inc.	1,379,900	154,176
Mead Johnson Nutrition Co. Class A	977,400	98,258
Mondelez International, Inc.	4,414,700	159,327
		411,761
Household Products - 0.0%
Energizer Holdings, Inc.	24,400	3,368
Personal Products - 0.3%
Herbalife Ltd.	1,296,300	55,430
TOTAL CONSUMER STAPLES		1,122,701
ENERGY - 5.0%
Energy Equipment & Services - 1.5%
Halliburton Co.	1,789,900	78,541
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	315,700	$ 17,026
Schlumberger Ltd.	1,857,300	154,973
		250,540
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	1,008,200	83,489
Cabot Oil & Gas Corp.	1,802,136	53,217
Chevron Corp.	208,700	21,909
Cimarex Energy Co.	253,900	29,221
ConocoPhillips Co.	1,137,600	70,827
EOG Resources, Inc.	1,179,000	108,103
Marathon Petroleum Corp.	645,400	66,083
Noble Energy, Inc.	661,000	32,323
Phillips 66 Co.	797,400	62,676
Phillips 66 Partners LP	260,300	18,395
Suncor Energy, Inc.	1,472,900	43,040
		589,283
TOTAL ENERGY		839,823
FINANCIALS - 17.6%
Banks - 7.3%
Bank of America Corp.	19,284,900	296,795
Citigroup, Inc.	5,437,416	280,136
JPMorgan Chase & Co.	6,042,098	366,030
U.S. Bancorp	1,272,659	55,577
Wells Fargo & Co.	4,074,855	221,672
		1,220,210
Capital Markets - 4.2%
BlackRock, Inc. Class A	711,400	260,259
Charles Schwab Corp.	1,535,468	46,740
KKR & Co. LP	1,597,669	36,443
Morgan Stanley	3,572,668	127,509
TD Ameritrade Holding Corp.	498,176	18,562
The Blackstone Group LP	5,640,100	219,343
		708,856
Consumer Finance - 1.0%
Capital One Financial Corp.	2,135,300	168,304
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	2,252,766	325,119
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.3%
American International Group, Inc.	510,300	$ 27,959
MetLife, Inc.	1,507,621	76,210
The Chubb Corp.	1,042,200	105,366
		209,535
Real Estate Investment Trusts - 1.7%
American Tower Corp.	2,753,061	259,201
Public Storage	133,000	26,220
		285,421
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (e)(f)(g)	500,000	11,911
RREF CMBS AIV, LP (e)(f)(g)(i)	500,000	22,633
RREF Midtown Colony REIT, Inc (a)(e)(f)(g)(h)	500,000	3,642
		38,186
TOTAL FINANCIALS		2,955,631
HEALTH CARE - 17.9%
Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. (a)	407,760	70,665
Alkermes PLC (a)	540,013	32,925
Alnylam Pharmaceuticals, Inc. (a)	204,371	21,340
Amgen, Inc.	1,206,777	192,903
Amicus Therapeutics, Inc. (a)	562,204	6,117
Biogen, Inc. (a)	473,504	199,932
BioMarin Pharmaceutical, Inc. (a)	696,600	86,810
bluebird bio, Inc. (a)	208,773	25,214
Celgene Corp. (a)	338,100	38,976
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc. (a)	980,700	96,236
Intercept Pharmaceuticals, Inc. (a)	24,400	6,881
Medivation, Inc. (a)	184,000	23,749
Regeneron Pharmaceuticals, Inc. (a)	161,900	73,095
Vertex Pharmaceuticals, Inc. (a)	909,700	107,317
		982,160
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	7,765,500	137,838
Medtronic PLC	3,501,452	273,078
Steris Corp.	512,800	36,034
		446,950
Health Care Providers & Services - 2.0%
Cigna Corp.	413,800	53,562
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita HealthCare Partners, Inc. (a)	687,628	$ 55,890
McKesson Corp.	967,000	218,735
		328,187
Health Care Technology - 0.1%
athenahealth, Inc. (a)(d)	201,100	24,009
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	854,400	35,500
Bruker Corp. (a)	5,191,462	95,886
Illumina, Inc. (a)	134,300	24,931
		156,317
Pharmaceuticals - 6.3%
AbbVie, Inc.	310,300	18,165
Actavis PLC (a)	957,661	285,019
Bristol-Myers Squibb Co.	2,778,500	179,213
Jazz Pharmaceuticals PLC (a)	192,300	33,228
Johnson & Johnson	2,777,800	279,447
Mallinckrodt PLC (a)	642,800	81,411
Shire PLC sponsored ADR	340,200	81,406
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,713,100	106,726
		1,064,615
TOTAL HEALTH CARE		3,002,238
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.4%
Huntington Ingalls Industries, Inc.	352,333	49,379
Northrop Grumman Corp.	504,800	81,253
Raytheon Co.	455,800	49,796
United Technologies Corp.	1,838,600	215,484
		395,912
Air Freight & Logistics - 1.1%
FedEx Corp.	1,080,500	178,769
Airlines - 1.6%
American Airlines Group, Inc.	1,178,200	62,185
Delta Air Lines, Inc.	1,894,200	85,163
JetBlue Airways Corp. (a)(d)	2,739,400	52,733
Southwest Airlines Co.	722,300	31,998
Spirit Airlines, Inc. (a)	572,100	44,258
		276,337
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
A.O. Smith Corp.	551,300	$ 36,198
Commercial Services & Supplies - 0.3%
ADT Corp. (d)	1,223,800	50,812
Electrical Equipment - 0.2%
Acuity Brands, Inc.	140,800	23,677
Babcock & Wilcox Co.	198,646	6,375
		30,052
Industrial Conglomerates - 0.8%
Danaher Corp.	1,522,800	129,286
Machinery - 2.0%
Deere & Co.	2,034,800	178,432
Illinois Tool Works, Inc.	1,185,700	115,179
Manitowoc Co., Inc. (d)	1,991,405	42,935
		336,546
Professional Services - 0.3%
Towers Watson & Co.	316,837	41,881
WageWorks, Inc. (a)	122,500	6,533
		48,414
TOTAL INDUSTRIALS		1,482,326
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 2.1%
Harris Corp.	1,270,800	100,088
Juniper Networks, Inc.	2,281,500	51,516
QUALCOMM, Inc.	2,860,400	198,340
		349,944
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	893,000	63,957
Internet Software & Services - 6.9%
Alibaba Group Holding Ltd. sponsored ADR	892,200	74,267
Criteo SA sponsored ADR (a)	408,800	16,148
Facebook, Inc. Class A (a)	3,913,400	321,740
Google, Inc.:
Class A (a)	444,016	246,296
Class C (a)	447,314	245,128
Rackspace Hosting, Inc. (a)	2,363,800	121,948
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	100	$ 2
Twitter, Inc. (a)	2,684,000	134,415
		1,159,944
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	1,356,918	84,658
Fiserv, Inc. (a)	760,800	60,408
MasterCard, Inc. Class A	2,148,500	185,609
Maximus, Inc.	1,121,400	74,865
Visa, Inc. Class A	3,344,000	218,731
		624,271
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp. Class A	695,900	30,129
Intersil Corp. Class A	2,773,300	39,714
		69,843
Software - 5.0%
Adobe Systems, Inc. (a)	1,809,700	133,809
DocuSign, Inc. (a)(f)	16,185	205
HubSpot, Inc.	667,711	23,978
Intuit, Inc.	1,125,200	109,099
Microsoft Corp.	1,663,100	67,613
Mobileye NV (a)	35	1
Progress Software Corp. (a)	833,147	22,637
Rovi Corp. (a)	2,415,200	43,981
salesforce.com, Inc. (a)	3,014,605	201,406
SS&C Technologies Holdings, Inc.	816,239	50,852
Symantec Corp.	2,465,700	57,611
Synopsys, Inc. (a)	1,401,800	64,931
Tableau Software, Inc. (a)	708,100	65,513
Xero Ltd. (a)	4	0 *
		841,636
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	5,645,413	702,462
Hewlett-Packard Co.	3,252,800	101,357
		803,819
TOTAL INFORMATION TECHNOLOGY		3,913,414
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.9%
Chemicals - 4.6%
Ashland, Inc.	39,800	$ 5,067
CF Industries Holdings, Inc.	794,600	225,412
E.I. du Pont de Nemours & Co.	1,418,700	101,394
Ecolab, Inc.	1,008,800	115,387
LyondellBasell Industries NV Class A	1,424,219	125,046
Monsanto Co.	1,049,284	118,086
Potash Corp. of Saskatchewan, Inc. (d)	2,382,000	76,789
		767,181
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	727,200	46,904
TOTAL MATERIALS		814,085
UTILITIES - 0.3%
Multi-Utilities - 0.3%
NiSource, Inc.	1,072,300	47,353
TOTAL COMMON STOCKS (Cost $12,158,302)		16,561,987
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(f)	12,145,838	14,696
Series G, 8.00% (f)	3,847,486	4,655
		19,351
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Meituan Corp. Series D (f)	1,581,852	10,000
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (f)	966,928	32,216
IT Services - 0.1%
Nutanix, Inc. Series E (f)	462,283	6,389
Software - 0.2%
Cloudflare, Inc. Series D (f)	571,642	3,413
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
DocuSign, Inc.:
Series B (a)(f)	7,510	$ 95
Series B-1 (a)(f)	2,249	29
Series D (a)(f)	2,376,438	30,157
Series E (a)(f)	139,427	1,769
		35,463
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(f)	306,060	4,839
TOTAL INFORMATION TECHNOLOGY		78,907
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $65,847)		108,258
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.14% (b)	123,464,340	123,464
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	126,290,368	126,290
TOTAL MONEY MARKET FUNDS (Cost $249,754)		249,754
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $12,473,903)		16,919,999
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(168,767)
NET ASSETS - 100%		$ 16,751,232
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,649,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14	$ 3,502
DocuSign, Inc.	10/21/13	$ 90
DocuSign, Inc. Series B	3/3/14	$ 99
DocuSign, Inc. Series B-1	3/3/14	$ 30
Security	Acquisition Date	Acquisition Cost (000s)
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$ 11,071
DocuSign, Inc. Series E	3/3/14	$ 1,831
Meituan Corp. Series D	1/26/15	$ 10,000
Nutanix, Inc. Series E	8/26/14	$ 6,193
Pure Storage, Inc. Series E	8/22/13	$ 2,121
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
Roku, Inc. Series F, 8.00%	5/7/13	$ 11,000
Roku, Inc. Series G, 8.00%	10/1/14	$ 5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 15,000
(g) Affiliated company
(h) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
(i) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 158
Fidelity Securities Lending Cash Central Fund	1,353
Total	$ 1,511
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate Amounts in thousands	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	24,313	-	-	10,263	11,911
RREF CMBS AIV, LP	20,125	-	-	5,656	22,633
RREF Midtown Colony REIT, Inc.	1,447	-	-	-	3,642
Total	$ 45,885	$ -	$ -	$ 15,919	$ 38,186
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,403,767	$ 2,384,416	$ -	$ 19,351
Consumer Staples	1,122,701	1,064,983	57,718	-
Energy	839,823	839,823	-	-
Financials	2,955,631	2,917,445	-	38,186
Health Care	3,002,238	3,002,238	-	-
Industrials	1,492,326	1,482,326	-	10,000
Information Technology	3,992,321	3,889,229	23,980	79,112
Materials	814,085	814,085	-	-
Utilities	47,353	47,353	-	-
Money Market Funds	249,754	249,754	-	-
Total Investments in Securities:	$ 16,919,999	$ 16,691,652	$ 81,698	$ 146,649

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2015

Assets
Investment in securities, at value (including securities loaned of $123,485) - See accompanying schedule: Unaffiliated issuers (cost $12,191,904)	$ 16,632,059
Fidelity Central Funds (cost $249,754)	249,754
Other affiliated issuers (cost $32,245)	38,186
Total Investments (cost $12,473,903)		$ 16,919,999
Receivable for investments sold		88,348
Receivable for fund shares sold		2,066
Dividends receivable		11,281
Distributions receivable from Fidelity Central Funds		61
Prepaid expenses		17
Other receivables		1,811
Total assets		17,023,583

Liabilities
Payable for investments purchased	$ 123,372
Payable for fund shares redeemed	9,180
Accrued management fee	8,890
Other affiliated payables	1,981
Other payables and accrued expenses	2,638
Collateral on securities loaned, at value	126,290
Total liabilities		272,351

Net Assets		$ 16,751,232
Net Assets consist of:
Paid in capital		$ 11,797,691
Undistributed net investment income		29,900
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		478,336
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,445,305
Net Assets		$ 16,751,232

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2015

Magellan: Net Asset Value, offering price and redemption price per share ($14,223,656 ÷ 149,491 shares)	$ 95.15

Class K: Net Asset Value, offering price and redemption price per share ($2,527,576 ÷ 26,594 shares)	$ 95.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended March 31, 2015

Investment Income
Dividends (including $15,919 earned from other affiliated issuers)		$ 244,784
Income from Fidelity Central Funds		1,511
Total income		246,295

Expenses
Management fee Basic fee	$ 89,953
Performance adjustment	(4,796)
Transfer agent fees	21,326
Accounting and security lending fees	1,566
Custodian fees and expenses	245
Independent trustees' compensation	73
Appreciation in deferred trustee compensation account	7
Registration fees	80
Audit	202
Legal	64
Miscellaneous	118
Total expenses before reductions	108,838
Expense reductions	(454)	108,384
Net investment income (loss)		137,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,537,594
Other affiliated issuers	2,546
Foreign currency transactions	(129)
Total net realized gain (loss)		1,540,011
Change in net unrealized appreciation (depreciation) on: Investment securities	609,091
Assets and liabilities in foreign currencies	(32)
Total change in net unrealized appreciation (depreciation)		609,059
Net gain (loss)		2,149,070
Net increase (decrease) in net assets resulting from operations		$ 2,286,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 137,911	$ 143,506
Net realized gain (loss)	1,540,011	1,945,264
Change in net unrealized appreciation (depreciation)	609,059	1,520,213
Net increase (decrease) in net assets resulting from operations	2,286,981	3,608,983
Distributions to shareholders from net investment income	(121,920)	(115,663)
Distributions to shareholders from net realized gain	(1,936,659)	(976,496)
Total distributions	(2,058,579)	(1,092,159)
Share transactions - net increase (decrease)	417,058	(1,176,730)
Total increase (decrease) in net assets	645,460	1,340,094

Net Assets
Beginning of period	16,105,772	14,765,678
End of period (including undistributed net investment income of $29,900 and undistributed net investment income of $29,022, respectively)	$ 16,751,232	$ 16,105,772

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 94.25	$ 79.96	$ 73.30	$ 75.56	$ 67.56
Income from Investment Operations
Net investment income (loss) B	.77	.81	.93	.47	.56E
Net realized and unrealized gain (loss)	12.27	20.00	6.75	(2.30)	8.05
Total from investment operations	13.04	20.81	7.68	(1.83)	8.61
Distributions from net investment income	(.71)	(.67)	(1.00)	(.41)	(.54)
Distributions from net realized gain	(11.43)	(5.85)	(.02)	(.02)	(.07)
Total distributions	(12.14)	(6.52)	(1.02)	(.43)	(.61)
Net asset value, end of period	$ 95.15	$ 94.25	$ 79.96	$ 73.30	$ 75.56
Total ReturnA	14.98%	26.50%	10.63%	(2.36)%	12.82%
Ratios to Average Net Assets C, F
Expenses before reductions	.68%	.50%	.47%	.54%	.60%
Expenses net of fee waivers, if any	.68%	.50%	.47%	.54%	.60%
Expenses net of all reductions	.68%	.50%	.46%	.53%	.59%
Net investment income (loss)	.83%	.92%	1.27%	.69%	.83% E
Supplemental Data
Net assets, end of period (in millions)	$ 14,224	$ 13,521	$ 12,341	$ 13,665	$ 19,398
Portfolio turnover rateD	71%	77%	88%	99%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 94.16	$ 79.89	$ 73.24	$ 75.51	$ 67.53
Income from Investment Operations
Net investment income (loss) B	.86	.90	1.02	.56	.65E
Net realized and unrealized gain (loss)	12.25	19.99	6.75	(2.30)	8.04
Total from investment operations	13.11	20.89	7.77	(1.74)	8.69
Distributions from net investment income	(.80)	(.77)	(1.10)	(.50)	(.64)
Distributions from net realized gain	(11.43)	(5.85)	(.02)	(.02)	(.07)
Total distributions	(12.23)	(6.62)	(1.12)	(.53)G	(.71)
Net asset value, end of period	$ 95.04	$ 94.16	$ 79.89	$ 73.24	$ 75.51
Total ReturnA	15.08%	26.63%	10.77%	(2.23)%	12.97%
Ratios to Average Net Assets C, F
Expenses before reductions	.58%	.39%	.35%	.42%	.46%
Expenses net of fee waivers, if any	.58%	.39%	.35%	.42%	.46%
Expenses net of all reductions	.58%	.39%	.34%	.41%	.46%
Net investment income (loss)	.93%	1.02%	1.40%	.82%	.97%E
Supplemental Data
Net assets, end of period (in millions)	$ 2,528	$ 2,585	$ 2,424	$ 2,814	$ 3,483
Portfolio turnover rateD	71%	77%	88%	99%	42%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,609,701
Gross unrealized depreciation	(188,152)
Net unrealized appreciation (depreciation) on securities	$ 4,421,549

Tax Cost	$ 12,497,672

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 31,651
Undistributed long-term capital gain	$ 502,105
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,421,535

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	March 31, 2015	March 31, 2014
Ordinary Income	$ 469,659	$ 519,879
Long-term Capital Gains	1,588,920	572,280
Total	$ 2,058,579	$ 1,092,159

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,468,271 and $12,926,050, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Magellan	$ 20,125.15
Class K	1,201.05
	$ 21,326

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $154 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $40.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,353, including $24 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $407 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Magellan expenses during the period in the amount of $47.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2015	2014
From net investment income
Magellan	$ 101,258	$ 94,191
Class K	20,662	21,472
Total	$ 121,920	$ 115,663
From net realized gain
Magellan	$ 1,635,834	$ 814,542
Class K	300,825	161,954
Total	$ 1,936,659	$ 976,496

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Magellan
Shares sold	3,485	3,294	$ 325,502	$ 293,533
Reinvestment of distributions	18,364	9,695	1,658,869	866,714
Shares redeemed	(15,820)	(23,873)	(1,472,450)	(2,081,525)
Net increase (decrease)	6,029	(10,884)	$ 511,921	$ (921,278)
Class K
Shares sold	2,843	2,046	$ 265,021	$ 182,347
Reinvestment of distributions	3,568	2,055	321,487	183,425
Shares redeemed	(7,268)	(6,998)	(681,371)	(621,224)
Net increase (decrease)	(857)	(2,897)	$ (94,863)	$ (255,452)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2015 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 15, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 171 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014), a Director of FMR (investment adviser firm, 2007-2014), and a Director of FMR Co., Inc. (investment adviser firm, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (Japan) Limited (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), Pyramis Global Advisors, LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	05/18/15	05/15/15	$0.204	$2.878

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2015, $1,474,522,018 or, if subsequently determined to be different, the net capital gain of such year.

Class K designates 13% and 91% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividend-received deduction for corporate shareholders.

Class K designates 13% and 100% of the dividends distributed in May and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MAG-K-UANN-0515
1.863176.106

Item 2. Code of Ethics

As of the end of the period, March 31, 2015, Fidelity Magellan Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Magellan Fund (the "Fund"):

Services Billed by PwC

March 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$177,000	$-	$12,700	$7,600

March 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$179,000	$-	$4,600	$7,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	March 31, 2015A	March 31, 2014A
Audit-Related Fees	$5,900,000	$4,970,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2015 A	March 31, 2014 A
PwC	$8,110,000	$5,500,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 28, 2015